ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013
Accounting Policies [Abstract]
Valuation allowance	100.00%	100.00%
Incurred advertising expenses	$ 0	$ 0